CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from related parties	¥ 1,199,238	¥ 2,178,561	¥ 346,378
Facilitation, origination and servicing costs charged by related parties	129,173	142,325	93,178
Sales and marketing expenses charged by related parties	406,096	367,320	40,030
General and administrative expenses charged by related parties	16,937	13,409	10,673
Provision for financial asset receivable, including provision generated from related parties	2,662	807	26,337
Provision for accounts receivable and contract assets, including provision charged by related parties	14,123	124,095	75,070
Loan facilitation and servicing fees-capital heavy
Revenue from related parties	13,266	93	121,933
Loan facilitation and servicing fees-capital light
Revenue from related parties	1,009,170	2,160,856	214,296
Referral service fees
Revenue from related parties	109,469	7,670	10,149
Other services fees
Revenue from related parties	¥ 58,490	¥ 8,571	¥ 0